Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
14	COMMITMENTS AND CONTINGENCIES

Capital commitment.

As of June 30, 2025, the Group had no significant outstanding capital commitments.

Contingencies

The Company and certain of its current and former officers and directors have been named as defendants in a putative securities class action captioned Yili Qiu v. TCTM, Inc. et al., (Case No. 1:21-cv-03502) filed on June 22, 2021 in the U.S. District Court for the Eastern District of New York. The complaint asserts that defendants made false or misleading statements in certain SEC filings between August 16, 2016 and November 1, 2019 related to the Company’s business and operating results in violation of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder. After years of communication and coordination, plaintiff and the company reached an agreement in principle to settle all claims. On September 5, 2023, the Court granted preliminary approval for the TCTM settlement agreement. On July 31, 2024, the court issued an order directing plaintiffs to submit a final accounting of the class members that submitted valid claims under the settlement agreement. On September 9, 2024, the Judge filed a memorandum and order approving the settlement agreement, and certifying the Settlement Class. On September 20, 2024, the plaintiffs filed motion for approval of the Proposed Order for Distribution Settlement Distribution of Class Action Settlement Funds. On September 23, 2024, the court filed its judgment in the case. This case is now closed.

Separately, following the Company’s decision to discontinue its STEM business in January 2025, a number of employees have initiated labor arbitration proceedings. As of the date of this report, these matters remain within the statutory limitation period. Because additional affected employees may file claims, and because some pending claims may be withdrawn prior to expiration of the limitation period, the ultimate number of arbitrations and the aggregate compensation the Company may be required to pay cannot presently be determined.

Except as described above, the Company is not a party to any material legal or administrative proceedings. From time to time, the Company is involved in various other legal and regulatory proceedings arising in the normal course of business. While the Company cannot predict the occurrence or outcome of these proceedings with certainty, it does not believe that an adverse result in any pending legal or regulatory proceeding, individually or in the aggregate, would be material to the Company’s consolidated financial condition or cash flows.